CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWINGS AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITY LENDINGS (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	S/ 32,862,001	S/ 27,819,106
Financial assets, at fair value	164,444,879	150,222,600
Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	456,145	294,558
Financial assets, at fair value	S/ 456,565	S/ 295,061
Instruments issued by the Colombian Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Colombian pesos
Reverse repurchase agreements and cash collateral on securities borrowed, interest rate	6.79%	7.30%
Financial assets	S/ 308,658	S/ 113,993
Financial assets, at fair value	S/ 309,574	S/ 113,993
Instruments issued by the Chilean Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Chilean pesos
Reverse repurchase agreements and cash collateral on securities borrowed, interest rate	0.35%	0.42%
Financial assets	S/ 9,176	S/ 1,255
Financial assets, at fair value	S/ 9,176	S/ 1,259
Other instruments [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed, interest rate	2.62%	4.54%
Financial assets	S/ 138,311	S/ 179,310
Financial assets, at fair value	137,815	179,809
Not later than three days [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	32,257	5,661
Not later than three days [Member] | Instruments issued by the Colombian Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	0	5,661
Not later than three days [Member] | Instruments issued by the Chilean Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	8,920	0
Not later than three days [Member] | Other instruments [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	23,337	0
Later than three and not later than thirty days [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	209,617	265,005
Later than three and not later than thirty days [Member] | Instruments issued by the Colombian Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	138,552	96,924
Later than three and not later than thirty days [Member] | Instruments issued by the Chilean Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	256	1,255
Later than three and not later than thirty days [Member] | Other instruments [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	70,809	166,826
Later than thirty days [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	214,271	23,892
Later than thirty days [Member] | Instruments issued by the Colombian Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	170,106	11,408
Later than thirty days [Member] | Instruments issued by the Chilean Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	0	0
Later than thirty days [Member] | Other instruments [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	S/ 44,165	S/ 12,484